Investment Instruments - Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Acquisition cost	$ 3,552,857	$ 2,631,704
Unrealized Gains	51,804	37,344
Unrealized Losses	(5,771)	(11,894)
Fair Value	3,598,890	2,657,154
IFRS9 [member]
Disclosure of financial assets [line items]
Fair Value	3,588,214	2,644,797
IFRS9 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	412,936	185,468
Unrealized Gains	85	70
Unrealized Losses	(59)	(37)
Fair Value	412,962	185,501
IFRS9 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	40	50
Unrealized Gains	1
Fair Value	41	50
IFRS9 [member] | Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	117,641
Unrealized Gains	1,008
Unrealized Losses	(66)
Fair Value	118,583
IFRS9 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	160,481	752,791
Unrealized Gains	5,520	24,505
Unrealized Losses	(74)	(7,603)
Fair Value	165,927	769,693
IFRS9 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	697,663	329,196
Unrealized Gains	18,965	5,741
Unrealized Losses	(205)	(2,377)
Fair Value	716,423	332,560
IFRS9 [member] | Chilean corporate bonds [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Acquisition cost		4,924
Unrealized Gains		5
Unrealized Losses		(20)
Fair Value		4,909
IFRS9 [member] | Unlisted securities [member] | Equity instruments [member]
Disclosure of financial assets [line items]
Acquisition cost	6,965	8,325
Unrealized Gains	3,711	4,032
Fair Value	10,676	12,357
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Acquisition cost	477,127	411,223
Unrealized Gains	2,023	533
Unrealized Losses	(1,250)	(325)
Fair Value	477,900	411,431
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Acquisition cost	1,593,550	911,596
Unrealized Gains	19,865	2,458
Unrealized Losses	(4,018)	(1,013)
Fair Value	1,609,397	913,041
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Acquisition cost	86,454	28,131
Unrealized Gains	626
Unrealized Losses	(99)	(519)
Fair Value	$ 86,981	$ 27,612